Taxation - (Loss) income before provision for income taxes is attributable to the geographic locations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Line Items]
(Loss) income before tax	$ (72,770)	¥ (506,621)	¥ 108,459	¥ 3,015
Cayman
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign		13,620	(74)	(2,479)
Hong Kong
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign		(2,490)	7,042	(134)
BVI
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign		(2)	(18)	(1)
PRC
Income Tax Disclosure [Line Items]
(Loss) income before tax, domestic		¥ (517,749)	¥ 101,509	¥ 5,629